Equity - Earnings per share - Continuing and discontinued operations (Details) - € / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity.
Net income - basic (in euros per share)	€ 0.73	€ 0.00	€ 1.72
Net income - diluted (in euros per share)	€ 0.73	€ 0.00	€ 1.71